Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Summary of Long Term Debt

	December 31 2022	December 31 2021
	$	$
Senior unsecured notes	298.6	298.2
Revolving credit facility	533.0	543.3
Term loan	307.2	307.9
Notes payable	62.4	64.7
Software financing obligations	34.6	31.0
	1,235.8	1,245.1
Less current portion	52.2	51.0
Long-term portion	1,183.6	1,194.1
The aggregate maturity value of the notes of $62.8
(2021 - $65.3) is comprised of:

	December 31, 2022		December 31, 2021
	CAD	Foreign currency	CAD	Foreign currency
Australian dollars	22.8	24.7	55.4	60.3
British pounds	28.6	17.5	4.0	2.4
Other currencies	11.4	8.5	5.9	5.3